Contingencies and Commitments (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of undiscounted commitments
The aggregate undiscounted commitments under our gathering, processing and transportation agreements, excluding any reimbursement from working interest and royalty interest owners, credits for third-party volumes or future costs under cost-of-service agreements, are presented below:

December 31, 2019
($ in millions)
2020	$1,136
2021	1,033
2022	913
2023	789
2024	690
2025 – 2034	3,479
Total	$8,040
The aggregate undiscounted minimum future payments under these service contracts are detailed below.

December 31, 2019
($ in millions)
2020	$7
2021	7
2022	2
Total	$16